Interbank Borrowings - Schedule of Interbank Borrowings (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total	$ 4,918,423	$ 3,798,978
Loans obtained from local financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	3,007,242	2,257,226
Loans obtained from local financial institutions [member] | Chilean Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 3,007,242	$ 2,257,226
Maximum Maturity, Loans Guaranteed	4 years	4 years
Maximum Maturity, Loans Not Guaranteed	2 years	2 years
Loans obtained from foreign financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 1,911,181	$ 1,541,752
Loans obtained from foreign financial institutions [member] | Banco Caja Social [member]
Disclosure of detailed information about borrowings [line items]
Total	58,893
Loans obtained from foreign financial institutions [member] | Banco Ita Paraguay S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	8,450
Loans obtained from foreign financial institutions [member] | Banco de Bogota [Member]
Disclosure of detailed information about borrowings [line items]
Total		4,156
Loans obtained from foreign financial institutions [member] | Latin American Export Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	62,891	60,759
Loans obtained from foreign financial institutions [member] | Banco Republica [member]
Disclosure of detailed information about borrowings [line items]
Total	330
Loans obtained from foreign financial institutions [member] | Bancoldex S.A Colombia [member]
Disclosure of detailed information about borrowings [line items]
Total	22,037	11,123
Loans obtained from foreign financial institutions [member] | Bank of America, N.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	79,744	92,395
Loans obtained from foreign financial institutions [member] | Bank of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Total	158,526	113,404
Loans obtained from foreign financial institutions [member] | Bank of New York [Member]
Disclosure of detailed information about borrowings [line items]
Total	42,204	56,858
Loans obtained from foreign financial institutions [member] | Bank of Nova Scotia [member]
Disclosure of detailed information about borrowings [line items]
Total	141,455	82,324
Loans obtained from foreign financial institutions [member] | BBVA Asset Management Continental S.A.Peru [member]
Disclosure of detailed information about borrowings [line items]
Total	44,987	75,057
Loans obtained from foreign financial institutions [member] | BNP Paribas [member]
Disclosure of detailed information about borrowings [line items]
Total	118,551	92,167
Loans obtained from foreign financial institutions [member] | Citibank N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	42,204	37,522
Loans obtained from foreign financial institutions [member] | Cobank CB [member]
Disclosure of detailed information about borrowings [line items]
Total	51,603	16,258
Loans obtained from foreign financial institutions [member] | Commerzbank AG [member]
Disclosure of detailed information about borrowings [line items]
Total	15	24,055
Loans obtained from foreign financial institutions [member] | Andean Development Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	84,408	71,073
Loans obtained from foreign financial institutions [member] | Credicorp capital SASAF [member]
Disclosure of detailed information about borrowings [line items]
Total	96,775	175,854
Loans obtained from foreign financial institutions [member] | Deutsche Bank A.G. [Member]
Disclosure of detailed information about borrowings [line items]
Total	84,177	74,220
Loans obtained from foreign financial institutions [member] | Findeter S.A - Financiera del Desarrollo Territorial [member]
Disclosure of detailed information about borrowings [line items]
Total	55,505	44,100
Loans obtained from foreign financial institutions [member] | IFC International Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	88,080	82,561
Loans obtained from foreign financial institutions [member] | Interfondos S.A. Sociedad Administradora de Fondos [Member]
Disclosure of detailed information about borrowings [line items]
Total		20,105
Loans obtained from foreign financial institutions [member] | La Caixa [member]
Disclosure of detailed information about borrowings [line items]
Total	17,942	25,690
Loans obtained from foreign financial institutions [member] | Scotia Fondos Sociedad Administradora de Fondos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	14,408	24,280
Loans obtained from foreign financial institutions [member] | Sumitomo Mitsui Banking Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	368,250	217,347
Loans obtained from foreign financial institutions [member] | Unicredit Bank [Member]
Disclosure of detailed information about borrowings [line items]
Total	16,638	14,220
Loans obtained from foreign financial institutions [member] | Wells Fargo Bank, N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	202,629	67,519
Loans obtained from foreign financial institutions [member] | Zuercher Kantonalbank [Member]
Disclosure of detailed information about borrowings [line items]
Total		7,044
Loans obtained from foreign financial institutions [member] | Other banks [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 50,479	$ 51,661